Property and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment

5. Property and Equipment

Property and equipment, net, consists of the following at:

	December 31,
	2012	2013
Building	$69,556	$69,556
Equipment	7,222,208	7,239,017
Furniture and fixtures	622,944	562,485
Software	1,185,290	1,092,484
Leasehold improvements	3,196,590	3,168,377

	12,296,588	12,131,919
Less—accumulated depreciation	(9,869,950)	(10,071,210)

	$2,426,638	$2,060,709

Depreciation for the years ended December 31, 2012 and 2013 was approximately $0.8 million and $0.5 million, respectively.